Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	$ 6,603	$ (557)	$ (22,840)	$ (18,482)	$ 267
Loss of Loop Dispute [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(14,677)
Contingent liabilities for litigation [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(7,466)
Penalty due to breach of contracts [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(543)
Transfer-out of input tax [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(158)
Loss of Jinghong Dispute [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)				(22,971)
Write-off / settlement of long-outstanding receivables and payables [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)				(1,418)	386
Individual income tax surcharge due to delayed payroll payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)				(494)	(1,498)
Gains (expenses) incurred resulting from discrepancies in the enforcement payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(135)	4,679	1,394
Individual income tax refund [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			121
Government subsidies [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			27	1,590
Gain from dissolution of a subsidiary [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)				90
Others [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			$ (9)	$ 42	$ (15)